CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash	$ 84,419	$ 277,857	$ 42,099
Accounts receivable - net	438,626	361,325	124,397
Inventory	10,285	9,020
Other receivables	16,000	12,444
Due from related party		2,691
Prepaid expenses and other current assets	39,596	73,097	12,936
Total current assets	588,926	736,434	179,432
Other assets:
Property and equipment, net	18,688	31,302	643
Website development cost	72,210
Intangible asset, net	613,931	861,747
Deposits	111,652	49,673	710
Total other assets	816,481	942,722	1,353
Total assets	1,405,407	1,679,156	180,785
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	414,676	487,460	144,196
Accounts payable - related party	328,488	300,939	4,180
Loan payable	194,173
Notes payable - short term	55,681	55,681
Deferred discount - short term	100,000	100,000
Customer deposits	16,110	15,285
Due to related parties		156,505	39,329
Total current liabilities	1,109,128	1,115,870	187,705
LONG-TERM LIABILITIES:
Notes payable - long term	22,797	64,558
Deferred discount - long term	175,000	250,000
Total liabilities	1,306,925	1,430,428	187,705
Stockholders' equity:
Preferred stock, $0.001 par value, 10,000,000 shares authorized: no shares issued and outstanding
Common stock, $0.001 par value, 500,000,000 shares authorized:127,368,088 shares and 117,003,803 and 100,200,000 shares issued and outstanding at September 30, 2012 and December 31, 2011 and 2010, respectively	127,368	117,004	100,200
Additional paid in capital	1,239,656	1,103,046	439,950
Accumulated deficit	(1,268,542)	(971,322)	(546,870)
Subscription receivable			(200)
Total stockholders' equity	98,482	248,728	(6,920)
Total liabilities and stockholders' equity	$ 1,405,407	$ 1,679,156	$ 180,785